BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of basic and diluted net income (loss) per common share
The following table present
s
a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per ordinary share for each class of ordinary shares:

	For the Three Months Ended March 31,
	2023		2022
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share:
Numerator:
Allocation of net income (loss)	$1,207,694	$292,284	$(284,122)	$(68,763)
Denominator:
Basic and diluted weighted average ordinary shares outstanding	28,407,000	6,875,000	28,407,000	6,875,000

Basic and diluted net income (loss) per ordinary share	$0.04	$0.04	$(0.01)	$(0.01)

The following table presents a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per share for each class of ordinary shares:

	For the Year Ended December 31, 2022		For the Period from February 19, 2021 (Inception) Through December 31, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share:
Numerator:
Allocation of net income (loss)	$221,059	$53,500	$(821,655)	$(278,926)
Denominator:
Basic and diluted weighted average ordinary shares outstanding	28,407,000	6,875,000	19,687,130	6,683,149

Basic and diluted net income (loss) per ordinary share	$0.01	$0.01	$(0.04)	$(0.04)